Provisions - Summary of Other Provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Reconciliation of Changes In Other Provisions
Beginning		₩ 927,632
Transfer between stages:
Ending		1,264,390		$ 875,283	₩ 927,632
Provisions for credit losses of unused loan commitments
Reconciliation of Changes In Other Provisions
Beginning		297,855
Transfer between stages:
Ending		274,488			297,855
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		216,995			232,674
Transfer between stages:
Transfer to 12-month expected credit losses		24,364			90,484
Transfer to lifetime expected credit losses		(22,180)			(19,576)
Impairment		(1,502)			(720)
Reversal		(29,070)			(88,390)
Others		(604)			2,523
Ending		188,003			216,995
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		78,975			136,318
Transfer between stages:
Transfer to 12-month expected credit losses		(24,268)			(84,851)
Transfer to lifetime expected credit losses		24,123			20,367
Impairment		(3,375)			(2,150)
Reversal		8,761			9,139
Others		7			152
Ending		84,223			78,975
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation of Changes In Other Provisions
Beginning		1,885			10,674
Transfer between stages:
Transfer to 12-month expected credit losses		(96)			(5,633)
Transfer to lifetime expected credit losses		(1,943)			(791)
Impairment		4,877			2,870
Reversal		(2,441)			(5,210)
Others		(20)			(25)
Ending		2,262			1,885
Provisions for credit losses of acceptances and guarantees
Reconciliation of Changes In Other Provisions
Beginning		56,097
Transfer between stages:
Ending		49,025			56,097
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		39,465			30,849
Transfer between stages:
Transfer to 12-month expected credit losses		116			87,306
Transfer to lifetime expected credit losses		(826)			(464)
Impairment		(47)			(52)
Reversal		(6,320)			(90,285)
Others		(317)			12,111
Ending		32,071			39,465
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		2,487			148,197
Transfer between stages:
Transfer to 12-month expected credit losses		(116)			(87,306)
Transfer to lifetime expected credit losses		862			464
Impairment		(172)			(85)
Reversal		2,279			(58,819)
Others		(4)			36
Ending		5,336			2,487
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation of Changes In Other Provisions
Beginning		14,145			4,408
Transfer between stages:
Transfer to 12-month expected credit losses		0			0
Transfer to lifetime expected credit losses		(36)			0
Impairment		219			137
Reversal		(2,653)			9,309
Others		(57)			291
Ending		11,618			14,145
Provisions for credit losses of financial guarantee contracts
Reconciliation of Changes In Other Provisions
Beginning		7,378			6,500
Transfer between stages:
Provision (reversal)		(529)			15,779
Others		(825)			(14,901)
Ending		6,024			7,378
Provisions for restoration costs
Reconciliation of Changes In Other Provisions
Beginning		180,590			155,214
Transfer between stages:
Provision (reversal)		8,275			7,846
Reversal		(4,515)			(1,422)
Used		(14,925)			(4,632)
Unwinding of discount		5,075			5,221
Effect of changes in discount rate		(2,851)			18,363
Ending		₩ 171,649			180,590
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.
Total
Reconciliation of Changes In Other Provisions
Beginning	[1]	₩ 385,712	[2],[3]		719,584
Transfer between stages:
Provision (reversal)		568,842			862,868
Decrease		(190,824)			(1,203,320)
Others		(526)			6,580
Ending	[1],[2],[3]	763,204			385,712
Membership rewards program
Reconciliation of Changes In Other Provisions
Beginning	[1]	73	[2],[3]		47
Transfer between stages:
Provision (reversal)		108			80
Decrease		(90)			(54)
Others		0			0
Ending	[1],[2],[3]	91			73
Dormant accounts
Reconciliation of Changes In Other Provisions
Beginning	[1]	3,153	[2],[3]		3,359
Transfer between stages:
Provision (reversal)		12,642			2,803
Decrease		(10,061)			(3,009)
Others		0			0
Ending	[1],[2],[3]	5,734			3,153
Litigations
Reconciliation of Changes In Other Provisions
Beginning	[1]	156,214	[2],[3]		185,667
Transfer between stages:
Provision (reversal)		59,444			53,125
Decrease		(73,044)			(84,490)
Others		(524)			1,912
Ending	[1],[2],[3]	142,090			156,214
Others
Reconciliation of Changes In Other Provisions
Beginning	[5],[6],[7]	226,272	[4]		530,511
Transfer between stages:
Provision (reversal)	[5],[6],[7]	496,648	[4]		806,860
Decrease	[5],[6],[7]	(107,629)	[4]		(1,115,767)
Others	[5],[6],[7]	(2)	[4]		4,668
Ending	[4],[5],[6],[7]	₩ 615,289			₩ 226,272

[1]	Includes other provisions of ￦333,290 million and ￦17,064 million related to the Livelihood finance support program as of December 31, 2023 and 2024, respectively.
[2]	Includes other provisions of ￦55,182 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024.
[3]	Includes other provisions of ￦59,823 million and ￦33,776 million related to the completion guarantee management-type land trust business agreement of KB Real Estate Trust Co., Ltd. as of December 31, 2023 and 2024, respectively.
[4]	As of December 31, 2025, other provisions include ￦ 333,002 million related to ELS and LTV penalties, among others, and such amount may change depending on future developments and the outcome of related matters.
[5]	Includes other provisions of ￦ 17,064 million and ￦ 6,577 million related to the Livelihood finance support program as of December 31, 2024 and 2025, respectively.
[6]	Includes other provisions of ￦ 33,776 million and ￦ 144,246 million related to the completion guarantee management-type land trust business agreement of KB Real Estate Trust Co., Ltd. as of December 31, 2024 and 2025, respectively.
[7]	Includes other provisions of ￦ 55,182 million and ￦ 28,396 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024 and 2025, respectively.